Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	$ 18,323	$ 15,808	$ 36,102	$ 31,587
SOPHiA DDM Platform
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	17,880	15,300	35,225	30,718
Workflow equipment and services
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	443	508	877	869
EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	13,365	11,190	25,832	22,193
Switzerland
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	457	232	852	525
France
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	2,716	2,538	5,330	5,084
Italy
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	2,784	2,247	5,314	4,693
Spain
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	1,631	1,557	3,048	2,968
Rest of EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	5,777	4,616	11,288	8,923
NORAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	3,286	2,880	6,341	5,860
United States
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	2,660	2,453	5,140	4,901
Rest of NORAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	626	427	1,201	959
LATAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	449	820	1,415	1,602
APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	$ 1,223	$ 918	$ 2,514	$ 1,932